Average Annual Total Returns - Capital Growth Fund	Fund Shares Return Before Taxes 1 Year	Fund Shares Return Before Taxes 5 Years (or Life of Class)	Fund Shares Return Before Taxes 10 Years	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 10 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Inst. Shares Return Before Taxes 1 Year	Inst. Shares Return Before Taxes 5 Years (or Life of Class)		Inst. Shares Return Before Taxes 10 Years	MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 1 Year	MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 5 Years (or Life of Class)	MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 10 Years	Lipper Global Funds Index (reflects no deduction for taxes) 1 Year	Lipper Global Funds Index (reflects no deduction for taxes) 5 Years (or Life of Class)	Lipper Global Funds Index (reflects no deduction for taxes) 10 Years
Total	20.13%	7.89%	9.41%	17.68%	6.72%	8.73%	13.64%	6.13%	7.72%	20.16%	7.48%	[1]		26.60%	8.41%	8.79%	24.55%	7.73%	8.41%

[1]	The inception date of the Institutional Shares is August 7, 2015.